Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2018
Basis of preparation
Accounting convention	Accounting convention The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 32 “Related undertakings” to the consolidated financial statements) and joint operations that are subject to joint control (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Foreign currencies

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency classified as available-for-sale are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified as available-for-sale, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date. Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange gain recognised in the consolidated income statement for the year ended 31 March 2018 is €295 million (31 March 2017: €637 million loss; 2016: €1,141 million loss). The net gains and net losses are recorded within operating profit (2018: €65 million credit; 2017: €133 million charge; 2016: €24 million credit), non-operating income and expense (2018: €nil; 2017: €nil; 2016: €282 million charge), investment and financing income (2018: €141 million credit; 2017: €505 million charge; 2016: €872 million charge) and income tax expense (2018: €9 million credit; 2017: €1 million credit; 2016: €11 million charge). The foreign exchange gains and losses included within other income and expense and non-operating income and expense arise on the disposal of interests in joint ventures, associates and investments from the recycling of foreign exchange gains previously recognised in the consolidated statement of comprehensive income.

Inventory

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition

New accounting pronouncements

New accounting pronouncements adopted on 1 April 2017

On 1 April 2017 the Group adopted the following new accounting policies to comply with amendments to IFRS. The accounting pronouncements, none of which is considered by the Group as significant on adoption, are:

--Amendments to IAS 12 “Recognition of Deferred Tax Assets for Unrealised Losses”;

--Amendments to IAS 7 “Disclosure Initiative”; and

--Amendments to IFRS 12 “Disclosure of Interests in Other Entities” (part of “Improvements to IFRS 2014-2016 cycle”).

While the amendments to IAS 7 will have no impact on the Group’s accounting, additional disclosures are included to reconcile the movements in assets and liabilities during the year resulting from financing activities.

New accounting pronouncements to be adopted on 1 April 2018

On 1 April 2018 the Group will adopt the following standards, which have been issued by the IASB and endorsed by the EU; these standards will have a significant impact on the Group’s financial reporting:

– IFRS 15 “Revenue from Contracts with Customers”; and
– IFRS 9 “Financial Instruments”.

Additional information on the impact of these significant standards is discussed below.

The following pronouncements, which have also been issued by the IASB and endorsed by the EU, will be adopted by the Group on 1 April 2018; these standards are not expected to have a material impact on the consolidated results, financial position or cash flows of the Group:

–Amendments to IFRS 4 “Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts”;

–Amendments to IAS 28 “Investments in Associates and Joint Ventures” (part of “Improvements to IFRS 2014-2016 Cycle”);

–Amendments to IFRS 2 “Classification and Measurement of Share-based Payment Transactions”; and

–IFRIC 22 “Foreign Currency Transactions and Advance Consideration”.

New accounting pronouncements to be adopted on or after 1 April 2019

On 1 April 2019 the Group will adopt IFRS 16 “ Leases”, which has been issued by the IASB and endorsed by the EU. This is a significant new standard for the Group and the expected impacts are discussed below.

The following pronouncements, which are potentially relevant to the Group, have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2019; except where otherwise noted, they have not yet been endorsed by the EU. The Group’s financial reporting will be presented in accordance with these new standards, which are not expected to have a material impact on the consolidated results, financial position or cash flows of the Group, from 1 April 2019.

– Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”;
– IFRIC 23 “Uncertainty over Income Tax Treatments”;
–“Improvements to IFRS 2015-2017 Cycle”;
– Amendment to IAS 19 “Plan Amendment, Curtailment or Settlement”; and
– Amendments to IFRS 9 “Prepayment Features with Negative Compensation”, which has been endorsed by the EU.

In addition, the Group will adopt the following standard, which has been issued by the IASB and has not yet been endorsed by the EU:

– IFRS 17 “Insurance Contracts”, which is effective for accounting periods beginning on or after 1 January 2021.

The Group is currently assessing the impact of the accounting changes that will arise under IFRS 17; however, the changes are not expected to have a material impact on the consolidated income statement and consolidated statement of financial position.

IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments” was issued in July 2014 to replace IAS 39 “Financial Instruments: Recognition and Measurement” and has been endorsed by the EU. The standard is effective for accounting periods beginning on or after 1 January 2018 and will be adopted by the Group on 1 April 2018.

IFRS 9 will impact the classification and measurement of the Group’s financial instruments, revises the requirements for when hedge accounting can be applied and requires certain additional disclosures. The primary changes resulting from IFRS 9 on the Group’s accounting for financial instruments are as follows :

–The Group has elected, under IFRS 9, to recognise the full amount of credit losses that would be expected to be incurred over the full recovery period of trade receivables, contract assets recorded under IFRS 15 and finance lease receivables at the date of initial recognition of those assets; currently credit losses are not recognised on such assets until there is an indicator of impairment, such as a payment default.

–Customer receivables that are received in instalments, which are currently recorded at amortised cost, will be recorded at fair value through other comprehensive income for receivable portfolios that the Group sells from time to time to third parties.

Whilst hedge accounting requirements are revised under IFRS 9, no material changes to the Group’s hedge accounting have been identified. The Group will adopt IFRS 9 with the cumulative retrospective impact on the classification and measurement of financial instruments reflected as an adjustment to equity on the date of adoption.

In order to comply with the transition requirements of IFRS 15 the Group will report financial information both under IFRS 15 and also under the pre-existing revenue standard (IAS 18, Revenue) for the year commencing 1 April 2018. The Group’s current estimate of the primary financial impact of adoption of IFRS 9 on an IAS 18 accounting basis on the consolidated statement of financial position on adoption is a reduction in cumulative retained earnings at 1 April 2018 of between €200 million and €300 million, inclusive of the impact of deferred tax movements but excluding the impact on equity accounted joint ventures and associates.

No material impact is expected from implementing IFRS 9 on an IAS 18 basis on the consolidated income statement or on the consolidated statement of cash flows.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers”, was issued in May 2014 and subsequent amendments, “Clarifications to IFRS 15” were issued in April 2016; both have been endorsed by the EU. IFRS 15, as amended, is effective for accounting periods beginning on or after 1 January 2018. IFRS 15 sets out the requirements for recognising revenue and costs from contracts with customers and includes extensive disclosure requirements; it will have a material impact on the Group’s reporting of revenue and costs as follows:

– Deliverables in contracts with customers that qualify as separate “performance obligations” will be identified and the contractual transaction price receivable from customers must then be allocated to the performance obligations on a relative standalone selling price basis.

  The performance obligations identified will depend on the nature of individual customer contracts, but might typically be identified for mobile handsets, other equipment provided to customers and for services provided to customers such as mobile and fixed line. Stand-alone selling prices will be based on observable sales prices; however, where stand-alone selling prices are not directly observable, estimates will be made maximising the use of observable inputs. Revenue will be recognised either at a point in time or over time when the respective performance obligations in a contract are delivered to the customer.

– –Currently revenue allocated to deliverables is restricted to the amount that is receivable without the delivery of additional goods or services; this restriction will no longer be applied under IFRS 15. The primary impact on revenue reporting will be that when the Group sells subsidised devices together with airtime service agreements to customers, revenue allocated to equipment and recognised at contract inception, when control of the device typically passes to the customer, will increase and revenue subsequently recognised as services are delivered during the contract period will reduce. Where additional up-front unbilled revenue is recorded for the sale of devices, this will be reflected in the consolidated statement of financial position as a contract asset.

–Expected credit losses will be recorded in respect of amounts due from customers. The recognition of contract assets under IFRS 15 will result in an increase in credit loss charges recorded in future periods.

– Certain incremental costs incurred in acquiring a contract with a customer will be deferred on the consolidated statement of financial position and amortised as revenue is recognised under the related contract; this will generally lead to the later recognition of charges for some commissions payable to third party dealers and employees. In addition, certain types of contract acquisition costs will be deducted from revenue as they are considered to relate to the funding of customer discounts.

– In addition certain costs incurred in fulfilling customer contracts will be deferred on the consolidated statement of financial position and recognised as related revenue is recognised under the contract. Such deferred costs are likely to relate to the provision of deliverables to customers that do not qualify as performance obligations and for which revenue is not recognised; currently such costs are generally expensed as incurred.

The impact of the changes above on the Group’s reportable segments will depend largely on the extent to which customers receive discounted goods or services, such as mobile handsets, when they enter into airtime service agreements with the Group in the relevant markets. The combined impact of the changes is expected to increase the gross profit, or reduce the gross loss, recorded at inception on many customer contracts; in such cases, this will typically reduce the gross profit reported during the remainder of the contract; however, these timing differences will not impact the total gross profit reported for a customer contract over the contract term.

In applying IFRS 15, and in determining the accounting impacts described above, the Group will be required to make material judgements. The most significant judgements are expected to be:

–Determining standalone selling price for allocating revenue between performance obligations where contracts contain multiple performance obligations. Judgement will be required to determine whether a standalone selling price exists and if no standalone price exists estimation will be required to determine the appropriate revenue allocation.

–Judgements relating to the reporting of revenue and costs on a gross or net basis, which are consistent with those required under IAS 18 described in section “Critical accounting judgements and key areas of estimation uncertainty” on page 106.

The Group will adopt IFRS 15 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption; and with disclosure of the impact of IFRS 15 on each line item in the financial statements in the reporting period.

The transactions impacted by IFRS 15 are high in volume, value and complexity which has necessitated a phased approach to the development of new software solutions and changes to processes and related controls across the Group. The items discussed above are the main accounting changes for the Group under IFRS 15. The Group’s current estimate of the primary financial impact of these changes on the consolidated statement of financial position on adoption is a cumulative increase in:

–Retained earnings at 1 April 2018 of between €2.1 billion and €2.8 billion, inclusive of the impact of deferred tax movements and including the impact of adopting IFRS 9 but excluding the impact on equity accounted joint ventures and associates. The primary movements contributing to the increase in retained earnings are the recognition of contract assets and the deferral of previously expensed contract acquisition costs.

On the assumption that there are no significant changes to business models or products offered, the Group expects the primary financial impacts of these changes on the consolidated income statement will be:

–A reduction in revenue which is currently estimated at between 2% and 3%; and

–A reduction in the share of total revenue recorded as service revenue by between 2.5 and 4.5 percentage points primarily as a result of an increased allocation of customer receipts to up-front equipment revenue and of the impact of the revenue reduction noted above.

The implementation of IFRS 15 is not expected to have any financial impact on the consolidated statement of cash flows.

These impacts are based on the assessments undertaken to date. The exact financial impacts of the accounting changes of adopting IFRS 15 at 1 April 2018 may be revised as further analysis is completed prior to presentation of financial information for periods including the date of initial application.

The Group expects to be in a position to issue further guidance on the impact of adopting IFRS 15 in conjunction with the first quarter trading update for the financial year commencing 1 April 2018.

IFRS 16 “Leases”

IFRS 16 “Leases” was issued in January 2016 to replace IAS 17 “Leases” and has been endorsed by the EU. The standard is effective for accounting periods beginning on or after 1 January 2019 and will be adopted by the Group on 1 April 2019.

IFRS 16 will primarily change lease accounting for lessees; lease agreements will give rise to the recognition of an asset representing the right to use the leased item and a loan obligation for future lease payables. Lease costs will be recognised in the form of depreciation of the right to use asset and interest on the lease liability. Lessee accounting under IFRS 16 will be similar in many respects to existing IAS 17 accounting for finance leases, but will be substantively different to existing accounting for operating leases where rental charges are currently recognised on a straight-line basis and no lease asset or related lease creditor is recognised.

Lessor accounting under IFRS 16 is similar to existing IAS 17 accounting and is not expected to have a material impact for the Group.

The Group is assessing the impact of the accounting changes that will arise under IFRS 16; however, the following changes to lessee accounting will have a material impact as follows:

– Right-of-use assets will be recorded for assets that are leased by the Group; currently no lease assets are included on the Group’s consolidated statement of financial position for operating leases.

– Liabilities will be recorded for future lease payments in the Group’s consolidated statement of financial position for the “reasonably certain” period of the lease, which may include future lease periods for which the Group has extension options. Currently liabilities are generally not recorded for future operating lease payments, which are disclosed as commitments. The amount of lease liabilities will not equal the lease commitments reported on 31 March 2019, as they will be discounted to present value and the treatment of termination and extension options may differ, but may not be dissimilar.

– Lease expenses will be for depreciation of right-of-use assets and interest on lease liabilities; interest will typically be higher in the early stages of a lease and reduce over the term. Currently operating lease rentals are expensed on a straight-line basis over the lease term within operating expenses.

– Operating lease cash flows are currently included within operating cash flows in the consolidated statement of cash flows; under IFRS 16 these will be recorded as cash flows from financing activities reflecting the repayment of lease liabilities (borrowings) and related interest.

A high volume of transactions will be impacted by IFRS 16 and material judgements are required in identifying and accounting for leases.

The most significant judgement is expected to be determination of the lease term; under IFRS 16 the lease term includes extension periods where it is reasonably certain that a lease extension option will be exercised or that a lease termination option will not be exercised. Significant judgement will be required when determining the lease term of leases with extension or termination options.

The Group is continuing to assess the impact of the accounting changes that will arise under IFRS 16 and cannot yet reasonably quantify the impact; however, the changes highlighted above will have a material impact on the consolidated income statement, consolidated statement of financial position and consolidated statement of cash flows after the Group’s adoption on 1 April 2019.

The Group intends to adopt IFRS 16 with the cumulative retrospective impact as an adjustment to equity on the date of adoption. The Group currently intends to apply the following practical expedients allowed under IFRS 16:

–The right-of-use assets will, generally, be measured at an amount equal to the lease liability at adoption and initial direct costs incurred when obtaining leases will be excluded from this measurement;

–The Group will rely on its onerous lease assessments under IAS 37 to impair right-of-use assets recognised on adoption instead of performing a new impairment assessment for those assets on adoption; and

–Hindsight will be used in determining the lease term

Segmental analysis	2. Segmental analysis The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.
Impairment losses

. Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Investment income and financing costs

Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables as well as certain foreign exchange movements. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements

Taxation

Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Earnings per share

Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

Intangible assets

Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Property, plant and equipment

Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Investments in associates and joint arrangements

Investments in associates and joint arrangements

The Group holds interests in an associate in Kenya, where we have significant influence, as well as in a number of joint arrangements in the UK, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Other investments	13. Other investments The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, loan notes, deposits and government bonds.
Trade and other receivables

14. Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Trade receivables are shown net of an allowance for bad or doubtful debts. Derivative financial instruments with a positive market value are reported within this note.

Trade and other payables

Trade and other payables

Trade and other payables mainly consist of amounts we owe to our suppliers that have been invoiced or are accrued. They also include taxes and social security amounts due in relation to our role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Provisions

Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease, and claims for legal and regulatory matters. For further details see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Called up share capital	Called up share capital Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.
Cash and cash equivalents

. Cash and cash equivalents

The majority of the Group’s cash is held in bank deposits or money market funds which have a maturity of three months or less to enable us to meet our short-term liquidity requirements.

Borrowings

Borrowings

The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.

Capital and financial risk management

Capital and financial risk management

This note details the treasury management and financial risk management objectives and policies, as well as the exposure and sensitivity of the Group to credit, liquidity, interest and foreign exchange risk, and the policies in place to monitor and manage these risks.

Post employment benefits

Post employment benefits

The Group operates a number of defined benefit and defined contribution pension plans for our employees. The Group’s largest defined benefit scheme is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Share-based payments

Share-based payments

The Group has a number of share plans used to award shares to Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Business combinations

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree  and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity

Commitments

Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to leases and agreements to buy assets such as network infrastructure and IT systems. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier. The amounts below are the minimum amounts that we are committed to pay.

Contingent liabilities and legal proceedings

Contingent liabilities and legal proceedings

Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably

Subsidiaries

Subsidiaries

Accounting policies

A subsidiary is an entity controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group.

All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share   of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Company name	% of share class held by Group Companies	Share class
Albania
Autostrada Tirane‐Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania
Vodafone Albania Sh.A	100.00	Ordinary shares
Vodafone M‐PESA SH.P.K.	100.00	Ordinary shares
Angola
Rua Fernao de Sousa, Condominio do Benga, 10A, Vila Alice, Luanda, Angola
Vodacom Business (Angola) Limitada 2	63.87	Ordinary shares
Argentina
Cerrito 348, 5to B, C1010AAH, Buenos Aires, Argentina
CWGNL S.A.	100.00	Ordinary shares
Australia
C/-KPMG Level 38 Tower Three, International Towers Sydney, 300 Barangaroo Avenue, Sydney NSW 2000, Australia
Quickcomm Pty Limited	100.00	Ordinary shares, Redeemable convertible preference shares
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
PPL Pty Limited	100.00	Ordinary shares
Talkland Australia Pty Limited	100.00	Ordinary shares
VAPL No. 2 Pty Limited	100.00	Ordinary shares
Mills Oakley, Level 12, 400 George Street, Sydney NSW 2000, Australia
Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares
Austria
c/o Stolitzka & Partner Rechtsanwälte OG, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria
Vodafone Enterprise Austria GmbH	100.00	Ordinary shares
Bahrain
RSM Bahrain, 3rd floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain
Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares
Belgium
Malta House, rue Archimède 25, 1000 Bruxelles, Belgium
Vodafone Belgium SA/NV	100.00	Ordinary shares
Brazil
Avenida Cidade Jardim, 400, 7th and 20th Floors, Jardim Paulistano, Sao Paul, Brazil, 01454-000
Vodafone Serviços Empresariais Brasil Ltda.	100.00	Ordinary shares
Av José Rocha Bonfim, 214, Cond Praça Capital - Edifício Toronto, sls 228/229 13080-900 Jardim Santa Genebra - Campinas, São Paulo, Brazil
Cobra do Brasil Serviços de Telemàtica ltda.	70.00	Ordinary shares
Rua Boa Vista, 01014-907, 254, 13th Floor, Suite 38, Centro, City of São Paulo, State of São Paulo, Brazil
Vodafone Empresa Brasil
Telecomunicações Ltda	100.00	Ordinary shares
Bulgaria
10 Tsar Osvoboditel Blvd., 3rd Floor, Spredets Region, Sofia, 1000, Bulgaria
Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares
Cameroon
Porte 201A 3eme Etage Entree C, immeuble SOCAR, Boulevard de la liberte, Akwa, Douala, Cameroon
Vodacom Business Cameroon SA2	64.52	Ordinary shares
Canada
2 Bloor Street West, Suite 700, Toronto ON M4W3E2, Canada
Vodafone Canada Inc.	100.00	Common shares
Cayman Islands
190 Elgin Avenue, George Town, Grand Cayman, KY1-9005, Cayman Islands
CGP Investments (Holdings) Limited	100.00	Ordinary shares
Chile
222 Miraflores, P.28, Santiago, Metrop, 97-763, Chile
Vodafone Enterprise Chile S.A.	100.00	Ordinary shares
China
Building 21, 11, Kangding St., BDA, Beijing, 100176 - China, China
Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares
Floor 36, Unit 23-25, China World Tower 1 No. 1, Jianguomenwai Avenue, Chaoyang District, Beijing, 100004, China
Vodafone China Limited (China)	100.00	Equity interest shares
Unit 1708, Full Tower, No. 9 Dong San Huan Zhong Road, Chaoyang District, Beijing, 100020, China
Cable & Wireless Communications Technical Service (Shanghai) Co. Ltd (Beijing Branch)	100.00	Branch
Unit 558-560, 5/F Standard Chartered Bank Tower, No.201 Century Avenue, Pudong District, Shanghai, 200120, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares
Congo, The Democratic Republic of the
292 Avenue de la Justice, Commune de la Gombe, Kinshasa, Congo
Vodacash S.A. 2	32.90	Ordinary shares
Vodacom Congo (RDC) SA 2,3	32.90	Ordinary shares
Cote d’Ivoire
No 62, Rue du Docteur Blanchard, Zone 4C, Abidjan, Cote d'Ivoire
Vodacom Business Cote D’Ivoire S.A.R.L. 2	64.52	Ordinary shares
Cyprus
Ali Rıza Efendi Caddesi No:33/A Ortaköy, Lefkoşa, Cyprus
Vodafone Mobile Operations Limited	100.00	Ordinary shares
Czech Republic
náměstí Junkových 2, Prague 5, Czech Republic, 155 00, Czech Republic
Oskar Mobil S.R.O.	100.00	Basic capital shares
Vodafone Czech Republic A.S.	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited - CZECH BRANCH	100.00	Branch
Denmark
Tuborg Boulevard 12, 2900, Hellerup, Denmark
Vodafone Enterprise Denmark A/S	100.00	Ordinary (DKK) shares
Egypt
17 Port Said Street, Maadi El Sarayat, Cairo, Egypt
Vodafone International Services LLC	54.93	Ordinary shares
37 Kaser El Nil St, 4th. Floor,Cairo,Egypt
Starnet	54.90	Ordinary shares
54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt
Sarmady Communications	54.91	Ordinary shares
Site No 15/3C, Central Axis, 6th October City, Egypt
Vodafone Egypt	54.93	Ordinary shares

Telecommunications S.A.E Vodafone For Trading	54.87	Ordinary shares
Smart Village C3 Vodafone Building, Egypt
Vodafone Data	54.93	Ordinary shares
Finland
c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29 B, Helsinki, 00100, Finland
Vodafone Enterprise Finland OY	100.00	Ordinary shares
France
1300 route de Cretes, Le WTC, Bat I1, 06560, Valbonne Soph, France
Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares
144, Avenue Roger Salengro, 92372 - Chaville Cedex, France
Vodafone Automotive France S.A.S	50.94	Ordinary shares
Tour Egée, 9/11 Allée de l'Arche, 92671 Courbevoie La Défense Cedex - France
Vodafone Enterprise France SAS	100.00	New Euro shares
Germany
Altes Forsthaus 2, 67661, Kaiserslautern, Germany
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH[4]	76.70	Ordinary shares
TKS Telepost Kabel-Service Kaiserslautern GmbH & Co. KG4	76.70	Ordinary shares
Betastraße 6‐8, 85774 Unterföhring, Germany
Kabel Deutschland Holding AG4	76.70	Ordinary shares

Kabel Deutschland Holding Erste Beteiligungs GmbH[4]	76.70	Ordinary shares
Kabel Deutschland Holding Zweite Beteilgungs GmbH[4]	76.70	Ordinary shares
Kabel Deutschland Neunte Beteiligungs GmbH	100.00	Ordinary shares
Kabel Deutschland Siebte Beteiligungs GmbH[4]	76.70	Ordinary shares